PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 3,141	$ 2,363
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,246	1,982
Environmental rehabilitation, ending balance		2,246
Provisions, noncurrent	2,944	2,179
Discontinued operations | Environmental rehabilitation
Disclosure of other provisions [line items]
PERs divested during the year	(31)	0
Other increase (decrease) during period	46	146
Cash payments	(41)	(28)
Settlement gains	(1)	(1)
Accretion	12	10
Continuing operations | Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,246
Other increase (decrease) during period	836	134
Cash payments	(18)	(34)
Settlement gains	(1)	(3)
Accretion	48	40
Environmental rehabilitation, ending balance	3,096	2,246
Current provisions	(152)	(67)
Provisions, noncurrent	$ 2,944	$ 2,179